LEASE (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Lessor, Lease, Description [Line Items]
Lease receivables	¥ 5,018		¥ 4,318		$ 769
Lease receivables pledged as collaterals for bank and other borrowings	26,782		24,997		4,105
Derecognition of underlying assets	179,093	$ 27,447	167,165
Operating lease income	45,847	7,026	53,485	¥ 71,864
Short-term Lease, Cost	930	143
Secured Debt, Other	414,470		416,548		63,520
Prepaid land lease amortization expenses	426,517	65,367	428,861
Right-of-use asset amortization expenses	9,513	1,458	9,462	9,610
Failed sale-leaseback transactions as seller-lessee
Sale leaseback liability current	91,904				14,085
Interest expenses	44,880	6,878	¥ 21,644	¥ 119
Sale leaseback liability non current	478,694				$ 73,363
Cost of revenue
Lessor, Lease, Description [Line Items]
Short-term Lease, Cost	16,792	2,574
General and administrative expenses
Lessor, Lease, Description [Line Items]
Short-term Lease, Cost	¥ 13,417	$ 2,056
Minimum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	9.10%				9.10%
Maximum
Failed sale-leaseback transactions as seller-lessee
Effective interest rate	14.35%				14.35%